Putnam Focused Equity Fund
The fund's portfolio
11/30/21 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value
Aerospace and defense (1.8%)
Raytheon Technologies Corp.	160,300	$12,971,476

		12,971,476
Airlines (1.8%)
Ryanair Holdings PLC ADR (Ireland)(NON)	140,400	13,415,220

		13,415,220
Banks (4.1%)
Citigroup, Inc.	302,620	19,276,894
Silvergate Capital Corp. Class A(NON)	54,300	11,103,264

		30,380,158
Beverages (2.9%)
Constellation Brands, Inc. Class A	95,140	21,437,896

		21,437,896
Biotechnology (4.3%)
AbbVie, Inc.	210,300	24,243,384
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	52,591	7,206,019

		31,449,403
Building products (2.1%)
Johnson Controls International PLC	201,700	15,079,092

		15,079,092
Capital markets (3.1%)
Apollo Global Management, Inc.	319,500	22,614,210

		22,614,210
Chemicals (1.7%)
Corteva, Inc.	271,700	12,226,500

		12,226,500
Electronic equipment, instruments, and components (1.4%)
Vontier Corp.	318,600	10,039,086

		10,039,086
Entertainment (1.3%)
Sea, Ltd. ADR (Singapore)(NON)	32,100	9,247,047

		9,247,047
Equity real estate investment trusts (REITs) (2.3%)
Vornado Realty Trust	427,066	17,142,429

		17,142,429
Food and staples retail (3.2%)
Walmart, Inc.	169,000	23,766,470

		23,766,470
Health-care providers and services (2.1%)
Cigna Corp.	81,300	15,601,470

		15,601,470
Hotels, restaurants, and leisure (2.6%)
Hilton Worldwide Holdings, Inc.(NON)	141,714	19,141,310

		19,141,310
Household durables (—%)
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $502) (Private) (Germany)(NON)(F)(RES)	756	—

		—
Insurance (5.1%)
AIA Group, Ltd. (Hong Kong)	1,590,400	16,734,075
Assured Guaranty, Ltd.	158,900	7,781,333
AXA SA (France)	469,383	12,901,033

		37,416,441
Internet and direct marketing retail (7.2%)
Amazon.com, Inc.(NON)	15,045	52,763,868

		52,763,868
IT Services (2.0%)
Fidelity National Information Services, Inc.	137,042	14,320,889

		14,320,889
Leisure products (0.7%)
Peloton Interactive, Inc. Class A(NON)	118,200	5,200,800

		5,200,800
Life sciences tools and services (2.8%)
Danaher Corp.	64,900	20,874,436

		20,874,436
Machinery (1.6%)
Otis Worldwide Corp.	144,637	11,628,815

		11,628,815
Media (5.3%)
Charter Communications, Inc. Class A(NON)(S)	30,613	19,784,570
Sirius XM Holdings, Inc.(S)	3,167,453	19,321,463

		39,106,033
Oil, gas, and consumable fuels (7.6%)
Cenovus Energy, Inc. (Canada)	1,636,256	19,418,091
Enterprise Products Partners LP	798,012	17,069,477
Exxon Mobil Corp.	316,100	18,915,424

		55,402,992
Pharmaceuticals (1.4%)
AstraZeneca PLC ADR (United Kingdom)	184,800	10,132,584

		10,132,584
Real estate management and development (0.8%)
Altisource Asset Management Corp. (Escrow) (acquired 2/18/21, cost $1,227,000) (Private) (Virgin Islands)(NON)(F)(RES)	81,800	920,250
Altisource Asset Management Corp. (Private) (Virgin Islands)(NON)(AFF)	286,873	5,135,027

		6,055,277
Road and rail (2.4%)
Union Pacific Corp.	73,948	17,425,107

		17,425,107
Semiconductors and semiconductor equipment (1.9%)
Applied Materials, Inc.	97,100	14,292,149

		14,292,149
Software (14.5%)
Adobe, Inc.(NON)	28,900	19,358,665
Intuit, Inc.	28,000	18,264,400
Microsoft Corp.	208,198	68,828,177

		106,451,242
Specialty retail (3.8%)
Home Depot, Inc. (The)	69,034	27,655,711

		27,655,711
Technology hardware, storage, and peripherals (7.4%)
Apple, Inc.	328,700	54,334,111

		54,334,111

Total common stocks (cost $573,949,569)		$727,572,222

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.25%, 7/15/29(i)	$52,537	$63,418
U.S. Treasury Notes
2.875%, 5/15/28(i)	149,000	163,559
2.625%, 6/30/23(i)	117,000	122,336
2.25%, 11/15/27(i)	127,000	134,297
1.50%, 2/15/30(i)	72,000	72,989
1.50%, 10/31/24(i)	128,000	130,637
0.50%, 3/31/25(i)	123,000	121,405
0.25%, 6/30/25(i)	219,000	213,591
0.125%, 8/31/22(i)	140,000	140,003

Total U.S. treasury obligations (cost $1,162,235)		$1,162,235

SHORT-TERM INVESTMENTS (5.9%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	Shares	36,339,680	$36,339,680
Putnam Short Term Investment Fund Class P 0.10%(AFF)	Shares	3,532,646	3,532,646
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	2,783,000	2,783,000
U.S. Treasury Bills 0.046%, 3/3/22(SEGSF)		$100,000	99,986
U.S. Treasury Bills 0.037%, 4/21/22(SEGSF)		100,000	99,971
U.S. Treasury Bills 0.043%, 2/10/22(SEGSF)		600,000	599,940

Total short-term investments (cost $43,455,251)			$43,455,223
TOTAL INVESTMENTS

Total investments (cost $618,567,055)			$772,189,680

	FORWARD CURRENCY CONTRACTS at 11/30/21 (aggregate face value $223,992,692) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/15/21	$5,142,628	$5,331,580	$188,952
		Canadian Dollar	Buy	1/19/22	4,070,606	4,111,724	(41,118)
		Euro	Sell	12/15/21	113,120	250,572	137,452
		Swiss Franc	Buy	12/15/21	8,041,963	7,916,438	125,525
		Swiss Franc	Sell	12/15/21	8,041,963	8,085,033	43,070
	Barclays Bank PLC
		British Pound	Buy	12/15/21	511,469	531,991	(20,522)
	Citibank, N.A.
		British Pound	Sell	12/15/21	1,661,976	1,728,576	66,600
		Canadian Dollar	Sell	1/19/22	13,795,340	14,004,535	209,195
		Danish Krone	Sell	12/15/21	8,721,679	9,077,796	356,117
		Euro	Sell	12/15/21	19,320,158	20,232,952	912,794
		Hong Kong Dollar	Sell	2/16/22	1,548,014	1,550,932	2,918
	Goldman Sachs International
		Canadian Dollar	Sell	1/19/22	2,751,800	2,793,555	41,755
		Euro	Sell	12/15/21	1,705,764	1,786,471	80,707
	HSBC Bank USA, National Association
		British Pound	Buy	12/15/21	17,878,415	18,595,995	(717,580)
		Canadian Dollar	Buy	1/19/22	9,590,653	9,736,970	(146,317)
		Euro	Sell	12/15/21	1,058,586	1,108,456	49,870
		Hong Kong Dollar	Sell	2/16/22	15,340,790	15,369,812	29,022
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Buy	1/19/22	1,463,460	1,485,800	(22,340)
		Singapore Dollar	Sell	2/16/22	9,577,619	9,709,273	131,654
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/15/21	101,895	105,969	4,074
		Canadian Dollar	Sell	1/19/22	7,949,880	8,070,459	120,579
		Euro	Buy	12/15/21	745,095	780,291	(35,196)
		Hong Kong Dollar	Sell	2/16/22	2,577,766	2,582,589	4,823
	NatWest Markets PLC
		British Pound	Sell	12/15/21	8,690,988	9,039,071	348,083
	State Street Bank and Trust Co.
		British Pound	Sell	12/15/21	12,353,614	12,847,878	494,264
		Canadian Dollar	Sell	1/19/22	2,643,955	2,684,271	40,316
		Swiss Franc	Buy	12/15/21	5,425,679	5,421,245	4,434
		Swiss Franc	Sell	12/15/21	5,425,679	5,341,170	(84,509)
	Toronto-Dominion Bank
		Euro	Sell	12/15/21	3,053,901	3,120,838	66,937
	UBS AG
		Canadian Dollar	Sell	1/19/22	16,341,319	16,608,468	267,149
		Euro	Sell	12/15/21	3,556,758	3,724,456	167,698
		Hong Kong Dollar	Buy	2/16/22	2,500,975	2,504,111	(3,136)
		Swiss Franc	Buy	12/15/21	4,658,460	4,615,954	42,506
		Swiss Franc	Sell	12/15/21	4,658,460	4,628,336	(30,124)
	WestPac Banking Corp.
		Canadian Dollar	Buy	1/19/22	8,382,119	8,509,125	(127,006)

	Unrealized appreciation						3,936,494

	Unrealized (depreciation)						(1,227,848)

	Total						$2,708,646
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2021 through November 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $733,218,229.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $920,250, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value as of 8/31/21	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 11/30/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$50,464,390	$52,656,035	$66,780,745	$9,655	$—	$—	$—	36,339,680	$36,339,680
	Putnam Short Term Investment Fund**	14,083,327	15,144,724	25,695,405	1,964	—	—	—	3,532,646	3,532,646

	Total Short-term investments	64,547,717	67,800,759	92,476,150	11,619	—	—	—		39,872,326
	Common stocks†
	Real estate
	Altisource Asset Management Corp. (Virgin Islands)	7,329,935	—	1,290,045	—	—	(3,411,650)	2,506,787	286,873	5,135,027

	Total Common stocks	7,329,935	—	1,290,045	—	—	(3,411,650)	2,506,787		5,135,027

	Totals	$71,877,652	$67,800,759	$93,766,195	$11,619	$—	$(3,411,650)	$2,506,787		$45,007,353
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $36,339,680 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $34,366,090.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
	† Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $738,906.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,099,979 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $932,533 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $738,906 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$48,353,080	$—	$—
Consumer discretionary	104,761,689	—	—
Consumer staples	45,204,366	—	—
Energy	55,402,992	—	—
Financials	60,775,701	29,635,108	—
Health care	78,057,893	—	—
Industrials	70,519,710	—	—
Information technology	199,437,477	—	—
Materials	12,226,500	—	—
Real Estate	22,277,456	—	920,250

Total common stocks	697,016,864	29,635,108	920,250
U.S. treasury obligations	—	1,162,235	—
Short-term investments	2,783,000	40,672,223	—

Totals by level	$699,799,864	$71,469,566	$920,250
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$2,708,646	$—

Totals by level	$—	$2,708,646	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$218,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com